REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue And Cost Of Sales Details 1Abstract
Production costs	$ 24,619	$ 19,418	$ 21,060
Depreciation and depletion	3,231	2,688	1,901
Cost of sales	$ 27,850	$ 22,106	$ 22,961